Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN UNCONSTRAINED BOND FUND, INC.
Central Index Key	dei_EntityCentralIndexKey	0001002718
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 06, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb. 06, 2012
Prospectus Date	rr_ProspectusDate	Jan. 31, 2012